Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2023
Property and Equipment, Net
Schedule of property and equipment, net
	December 31, 2022	December 31, 2021
Software	$14,746	$3,831
Leasehold improvements	13,793	4,212
Machinery and equipment	9,663	6,861
Furniture and fixtures	2,121	42
Construction in progress	1,937	5,086
Other	125	47
	42,385	20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	$31,331	$14,703

Schedule of estimated amortization expense for future years
	2023	2024	2025	2026	2027
Software	$4,812	$4,377	$1,600	$—	$—